ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Parent's Condensed Balance Sheets
	As of December 31,
	2014	2015
Assets
Current assets
Cash and cash equivalents	$2,029	$332
Amount due from subsidiaries	178,347	179,619
Other current assets	556	1,369

Total current assets	180,932	181,320

Non-current assets
Investment in subsidiaries	71,023	205,501

TOTAL ASSETS	251,955	386,821

Liabilities
Current liabilities
Amount due to subsidiaries	3,135	-
Accrued expenses and other current liabilities	84	253

Total liabilities	3,219	253

Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2014 and 2015; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2014 and 2015, respectively; 119,942,413 shares and 124,395,645 shares outstanding as of December 31, 2014 and 2015, respectively)	128	128
Additional paid in capital	323,167	316,781
Treasury stock (7,719,644 and 3,266,412 shares as of December 31, 2014 and 2015, respectively)	(9,236)	(3,778)
Accumulated deficits	(99,138)	50,509
Accumulated other comprehensive income	33,815	22,928

Total equity	248,736	386,568

TOTAL LIABILITIES AND EQUITY	$251,955	$386,821

Schedule of Parent's Condensed Statements of Operations
	For the years ended December 31,
	2013	2014	2015
Operating expenses
Selling and marketing	$-	$(144)	$-
General and administrative	(2,239)	(1,676)	(2,070)

Total operating expenses	(2,239)	(1,820)	(2,070)

Investment (loss) income in subsidiaries	(8,387)	(23,875)	151,717

Net (loss) income attributable to holders of ordinary shares	$(10,626)	$(25,695)	$149,647

Schedule of Parents' Condensed Statements of Comprehensive Income/Loss
	For the years ended December 31,
	2013	2014	2015

Net (loss) income	$(10,626)	$(25,695)	$149,647
Other comprehensive income (loss), net of tax:
Change in cumulative foreign currency translation adjustment	7,281	(6,414)	(10,887)

Comprehensive (loss) income attributable to Parent Company	$(3,345)	$(32,109)	$138,760

Schedule of Parent's Condensed Statements of Changes in Equity
						Accumulated
					(Accumulated	other
	Ordinary shares		Additional	Treasury	deficits)	comprehensive	Total
	Shares	Amount	paid in capital	stock	retained earnings	income	equity
Balance as of January 1, 2013	122,112,485	$128	$278,652	$(7,035)	$(62,817)	$32,948	$241,876

Ordinary shares issued for share based compensation	18,400	-	-	21	-	-	21
Share repurchase as treasury stock	(2,996,750)	-	-	(2,846)	-	-	(2,846)
Share-based compensation	-	-	1,251	-	-	-	1,251
Foreign currency translation adjustment	-	-	-	-	-	7,281	7,281
Capital contribution from non-controlling interests	-	-	39,825	-	-	-	39,825
Acquisition of non-controlling interests	-	-	(5,816)	-	-	-	(5,816)
Net loss	-	-	-	-	(10,626)	-	(10,626)

Balance as of December 31, 2013	119,134,135	$128	$313,912	$(9,860)	$(73,443)	$40,229	$270,966

Ordinary shares issued for share based compensation	808,278	-	-	624	-	-	624
Share-based compensation	-	-	1,359	-	-	-	1,359
Foreign currency translation adjustment	-	-	-	-	-	(6,414)	(6,414)
Capital contribution from non-controlling interests	-	-	6,463	-	-	-	6,463
Disposal of equity interests of AM Film and AirMedia Lianhe	-	-	1,433	-	-	-	1,433
Net loss	-	-	-	-	(25,695)	-	(25,695)

Balance as of December 31, 2014	119,942,413	$128	$323,167	$(9,236)	$(99,138)	$33,815	$248,736

Ordinary shares issued for share based compensation	4,453,232	-	-	5,458	(633)	-	4,825
Share-based compensation	-	-	598	-	-	-	598
Foreign currency translation adjustment	-	-	-	-	-	(10,887)	(10,887)
Net income	-	-	-	-	149,647	-	149,647
Capital contribution from non-controlling interests	-	-	271	-	-	-	271
Capital contribution to Guangzhou Meizheng	-	-	(459)	-	-	-	(459)
Purchase the non-controlling interest in subsidiary AirMedia Lianhe	-	-	(6,163)	-	-	-	(6,163)

Balance as of December 31, 2015	124,395,645	$128	$317,414	$(3,778)	$49,876	$22,928	$386,568

Schedule of Parent's Condensed Statements of Cash Flows
	For the years ended December 31,
	2013	2014	2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(10,626)	$(25,695)	$149,647
Investment loss (income) in subsidiaries	8,387	23,875	(151,717)
Share-based compensation	1,251	1,359	598

CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	444	(221)	(813)
Accounts payable	-	-	-
Accrued expenses and other current liabilities	(3)	(308)	169
Amount due to subsidiaries	3,231	(517)	(3,135)
Amount due from subsidiaries	(41)	2,898	(1,272)

Net cash provided by (used in) operating activities	2,643	1,391	(6,523)

CASH FLOWS FROM FINANCING ACTIVITIES
Cash paid for treasury stock	(2,846)	-	-
Proceeds from exercises of stock options	21	624	4,826

Net cash (used in) provided by financing activities.	(2,825)	624	4,826

Net (decrease)/increase in cash	(182)	2,015	(1,697)
Cash, at beginning of year	196	14	2,029

Cash, at end of year	$14	$2,029	$332